Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Stock issued during period, shares, Employee Stock Purchase Plans	4,465	4,162
Stock issued during period, shares, acquisitions		723,851
Stock issued during period, shares, Restricted stock activity	2,115	875